Loans Payable – Related Parties (Details) - USD ($)				1 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2024	Dec. 18, 2024	Sep. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Loans Payable – Related Parties [Line Items]
Loans bear interest						5.00%	5.00%
Outstanding principal balance	$ 44,111			$ 44,111			$ 44,111		$ 44,111
Total loans payable - related parties	1,566,988			1,566,988		$ 1,566,988	1,566,988		1,566,988	$ 1,566,988
Loans payable, percentage					30.00%
Interest expense - related parties						$ 164,576	$ 439,326			343,333
Exchange for cash consideration			$ 270,000
Outstanding principal and interest												$ 270,563
Issuance of shares (in Shares)		1,666,666	8,767
Shareholder 2024 Loans [Member]
Loans Payable – Related Parties [Line Items]
Aggregate principal balance										1,105,639
Loan payable term						3 years	3 years
July 2024 Loan [Member]
Loans Payable – Related Parties [Line Items]
Outstanding principal balance	213,349			213,349		$ 213,349	$ 213,349		213,349
Repaid loan amount	1,000,000			1,000,000
Unpaid Interest [Member]
Loans Payable – Related Parties [Line Items]
Accrued and unpaid interest						77,952	44,111		44,111	44,111	563
Interest payable - related parties, net of current portion	44,111		$ 563	44,111			44,111		$ 44,111	44,111	563
September 2023 Loan [Member]
Loans Payable – Related Parties [Line Items]
Loan bears interest rate			5.00%
Related Party [Member]
Loans Payable – Related Parties [Line Items]
Accrued and unpaid interest	$ 1,353,639			$ 1,353,639
Interest expense - related parties						$ 33,841	$ 0	$ 10,025		44,111	$ 563
Promissory Notes [Member] | Shareholder 2024 Loans [Member]
Loans Payable – Related Parties [Line Items]
Aggregate principal balance										$ 248,000